T. ROWE PRICE Diversified Mid-Cap Growth Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 6.0%
Entertainment 2.3%
Electronic Arts  22,500 3,201
Roku (1) 73,869 23,147
Spotify Technology (1) 94,067 21,197
Take-Two Interactive Software (1) 26,653 4,106
Zynga, Class A (1) 612,100 4,609
56,260
Interactive Media & Services 2.5%
Bumble, Class A (1) 72,007 3,599
IAC/InterActiveCorp (1) 58,200 7,583
Match Group (1) 168,330 26,426
Pinterest, Class A (1) 313,700 15,983
Vimeo (1) 190,132 5,584
ZoomInfo Technologies, Class A (1) 49,210 3,011
62,186
Media 1.2%
Altice USA, Class A (1) 241,858 5,011
Cable One  13,050 23,662
28,673
Total Communication Services 147,119
CONSUMER DISCRETIONARY 16.0%
Auto Components 0.2%
Aptiv (1) 39,672 5,910
5,910
Distributors 0.1%
Pool  7,000 3,041
3,041
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 39,800 5,549
Grand Canyon Education (1) 21,300 1,874
Service Corp International  37,612 2,266
Terminix Global Holdings (1) 44,400 1,850
11,539
Hotels, Restaurants & Leisure 5.5%
Chipotle Mexican Grill (1) 17,600 31,988
Domino's Pizza  34,900 16,646
DraftKings, Class A (1) 243,100 11,708
Hilton Worldwide Holdings (1) 172,300 22,762

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MGM Resorts International  603,900 26,058
Papa John's International  37,800 4,800
Restaurant Brands International  94,100 5,758
Wynn Resorts (1) 54,722 4,638
Yum China Holdings  61,900 3,597
Yum! Brands  51,400 6,287
134,242
Household Durables 0.7%
NVR (1) 3,349 16,055
16,055
Internet & Direct Marketing Retail 1.4%
Chewy, Class A (1)(2) 105,284 7,171
Etsy (1) 87,132 18,120
Wayfair, Class A (1)(2) 36,900 9,428
34,719
Multiline Retail 0.6%
Dollar Tree (1) 46,600 4,460
Ollie's Bargain Outlet Holdings (1)(2) 152,800 9,211
13,671
Specialty Retail 5.8%
AutoZone (1) 9,626 16,345
Burlington Stores (1) 48,162 13,657
CarMax (1) 65,400 8,369
Carvana (1) 45,400 13,690
Five Below (1) 50,700 8,964
Floor & Decor Holdings, Class A (1) 46,700 5,641
O'Reilly Automotive (1) 29,200 17,843
RH (1) 9,300 6,202
Ross Stores  49,800 5,421
Tractor Supply  102,100 20,687
Ulta Beauty (1) 52,569 18,973
Williams-Sonoma  36,600 6,490
142,282
Textiles, Apparel & Luxury Goods 1.2%
Lululemon Athletica (1) 73,255 29,646
29,646
Total Consumer Discretionary 391,105
CONSUMER STAPLES 2.3%
Beverages 0.7%
Boston Beer, Class A (1) 7,424 3,784
Brown-Forman, Class B  138,092 9,254

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Constellation Brands, Class A  13,900 2,929
15,967
Food & Staples Retailing 0.4%
BJ's Wholesale Club Holdings (1) 130,474 7,166
Casey's General Stores  10,089 1,901
9,067
Food Products 1.0%
Darling Ingredients (1) 107,200 7,708
Hershey  75,100 12,711
McCormick  27,600 2,236
Tyson Foods, Class A  33,000 2,605
25,260
Household Products 0.2%
Church & Dwight  28,483 2,352
Clorox  19,500 3,229
5,581
Total Consumer Staples 55,875
ENERGY 1.1%
Oil, Gas & Consumable Fuels 1.1%
Devon Energy  360,100 12,787
Pioneer Natural Resources  72,600 12,089
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $118 (1)(3)(4) 39 179
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $1,703 (1)(3)(4) 458 2,102
Total Energy 27,157
FINANCIALS 4.0%
Banks 0.3%
First Republic Bank  16,900 3,260
SVB Financial Group (1) 5,818 3,763
7,023
Capital Markets 2.4%
Cboe Global Markets  24,593 3,046
FactSet Research Systems  7,950 3,139
MarketAxess Holdings  36,500 15,355
MSCI  38,000 23,117
Nasdaq  16,871 3,256
Tradeweb Markets, Class A  118,151 9,544
57,457

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance 0.6%
Discover Financial Services  117,500 14,435
14,435
Insurance 0.7%
Arthur J Gallagher  44,400 6,600
Assurant  20,020 3,158
Hartford Financial Services Group  112,400 7,896
17,654
Total Financials 96,569
HEALTH CARE 18.9%
Biotechnology 5.2%
ACADIA Pharmaceuticals (1) 91,200 1,515
Acceleron Pharma (1) 35,200 6,058
Agios Pharmaceuticals (1) 33,900 1,564
Alnylam Pharmaceuticals (1) 60,880 11,495
Argenx, ADR (1) 22,617 6,830
Ascendis Pharma, ADR (1) 24,360 3,883
BioMarin Pharmaceutical (1) 28,811 2,227
BioNTech, ADR (1) 29,628 8,088
Blueprint Medicines (1) 40,300 4,143
CRISPR Therapeutics (1) 17,000 1,903
Denali Therapeutics (1) 41,150 2,076
Exact Sciences (1) 102,518 9,785
Exelixis (1) 168,579 3,564
Fate Therapeutics (1) 26,900 1,594
Genmab, ADR (1) 197,377 8,625
Horizon Therapeutics (1) 52,000 5,696
Incyte (1) 139,600 9,602
Ionis Pharmaceuticals (1) 51,700 1,734
Kodiak Sciences (1) 19,426 1,865
Mirati Therapeutics (1) 9,800 1,734
Natera (1) 42,000 4,680
Neurocrine Biosciences (1) 63,122 6,054
Seagen (1) 83,111 14,112
TG Therapeutics (1) 31,927 1,063
Ultragenyx Pharmaceutical (1) 36,900 3,328
United Therapeutics (1) 14,300 2,640
125,858
Health Care Equipment & Supplies 5.4%
ABIOMED (1) 26,400 8,594
Align Technology (1) 5,600 3,726
Cooper  9,000 3,720
Dexcom (1) 42,800 23,406

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Hologic (1) 70,600 5,211
ICU Medical (1) 8,628 2,014
IDEXX Laboratories (1) 33,700 20,958
Novocure (1) 65,479 7,607
Ortho Clinical Diagnostics Holdings (1) 139,608 2,580
Penumbra (1) 29,991 7,993
Quidel (1) 20,700 2,922
ResMed  54,600 14,390
Shockwave Medical (1) 12,600 2,594
STERIS  22,100 4,514
Teleflex  12,600 4,744
Warby Parker, Class A (1) 13,390 710
West Pharmaceutical Services  36,800 15,623
131,306
Health Care Providers & Services 2.4%
Acadia Healthcare (1) 40,313 2,571
agilon health (1) 82,833 2,171
Amedisys (1) 28,600 4,264
Centene (1) 45,353 2,826
DaVita (1) 25,098 2,918
Guardant Health (1) 43,400 5,426
McKesson  160,370 31,975
Molina Healthcare (1) 23,424 6,355
58,506
Health Care Technology 1.4%
Multiplan (1)(2) 315,200 1,774
Teladoc Health (1) 27,337 3,467
Veeva Systems, Class A (1) 98,607 28,416
33,657
Life Sciences Tools & Services 3.9%
Adaptive Biotechnologies (1) 68,154 2,317
Agilent Technologies  75,100 11,830
Avantor (1) 373,052 15,258
Bio-Rad Laboratories, Class A (1) 13,911 10,377
Bio-Techne  14,300 6,929
Bruker  45,100 3,522
IQVIA Holdings (1) 31,800 7,617
Mettler-Toledo International (1) 12,200 16,804
Pacific Biosciences of California (1) 77,700 1,985
Repligen (1) 60,461 17,473
94,112
Pharmaceuticals 0.6%
Catalent (1) 68,579 9,126
Elanco Animal Health (1) 129,062 4,116

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Royalty Pharma, Class A  58,937 2,130
15,372
Total Health Care 458,811
INDUSTRIALS & BUSINESS SERVICES 12.8%
Aerospace & Defense 0.8%
BWX Technologies  51,400 2,768
Hexcel (1) 61,400 3,647
Huntington Ingalls Industries  18,400 3,552
TransDigm Group (1) 13,600 8,494
18,461
Air Freight & Logistics 0.2%
Expeditors International of Washington  32,600 3,884
3,884
Airlines 0.4%
Alaska Air Group (1) 85,600 5,016
Southwest Airlines (1) 93,900 4,829
9,845
Building Products 0.8%
A.O. Smith  40,700 2,486
Allegion  24,000 3,172
Fortune Brands Home & Security  64,451 5,763
Trane Technologies  40,700 7,027
18,448
Commercial Services & Supplies 3.1%
Cintas  53,700 20,441
Copart (1) 154,800 21,474
IAA (1) 147,200 8,033
Republic Services  85,600 10,277
Ritchie Bros Auctioneers  37,200 2,294
Rollins  63,393 2,240
Waste Connections  89,975 11,330
76,089
Construction & Engineering 0.2%
Valmont Industries  16,900 3,974
3,974
Electrical Equipment 1.5%
AMETEK  17,637 2,187
Generac Holdings (1) 44,291 18,100
Hubbell  18,900 3,415
Rockwell Automation  38,112 11,206

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Shoals Technologies Group, Class A (1) 78,539 2,190
37,098
Machinery 0.9%
Graco  30,000 2,099
IDEX  10,375 2,147
Middleby (1) 21,646 3,691
Otis Worldwide  47,500 3,908
PACCAR  46,600 3,678
Toro  27,947 2,722
Woodward  31,600 3,577
21,822
Professional Services 3.6%
Booz Allen Hamilton Holding  110,170 8,742
Clarivate (1) 83,474 1,828
CoStar Group (1) 293,000 25,216
Equifax  66,400 16,827
Legalzoom.com (1) 35,680 942
Leidos Holdings  37,600 3,615
TransUnion  127,800 14,353
Upwork (1) 74,000 3,332
Verisk Analytics  69,900 13,999
88,854
Road & Rail 0.7%
JB Hunt Transport Services  14,203 2,375
Landstar System  15,200 2,399
Old Dominion Freight Line  44,917 12,845
17,619
Trading Companies & Distributors 0.6%
Fastenal  45,800 2,364
United Rentals (1) 28,100 9,861
Watsco  13,600 3,599
15,824
Total Industrials & Business Services 311,918
INFORMATION TECHNOLOGY 34.3%
Communications Equipment 0.4%
Motorola Solutions  43,500 10,106
10,106
Electronic Equipment, Instruments & Components 3.2%
Amphenol, Class A  309,760 22,684
CDW  104,878 19,090
Cognex  76,300 6,121
IPG Photonics (1) 9,600 1,521

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Keysight Technologies (1) 50,200 8,247
Littelfuse  8,700 2,377
Zebra Technologies, Class A (1) 33,900 17,473
77,513
IT Services 5.8%
Affirm Holdings (1) 44,259 5,273
Akamai Technologies (1) 30,900 3,232
Broadridge Financial Solutions  83,571 13,926
EPAM Systems (1) 41,900 23,903
Euronet Worldwide (1) 28,100 3,577
FleetCor Technologies (1) 67,900 17,740
Gartner (1) 44,306 13,464
Genpact  68,600 3,259
GoDaddy, Class A (1) 34,600 2,412
MongoDB (1) 33,189 15,649
Okta (1) 71,348 16,934
Paychex  45,200 5,083
Squarespace, Class A (1)(2) 26,818 1,036
StoneCo, Class A (1) 120,399 4,180
Toast, Class A (1) 10,127 506
Twilio, Class A (1) 7,272 2,320
VeriSign (1) 10,434 2,139
WEX (1) 19,100 3,364
Wix.com (1) 16,724 3,277
141,274
Semiconductors & Semiconductor Equipment 5.4%
Enphase Energy (1) 93,200 13,977
Entegris  158,600 19,968
KLA  17,544 5,868
Lattice Semiconductor (1) 45,300 2,929
Marvell Technology  72,207 4,355
Microchip Technology  171,534 26,329
MKS Instruments  17,400 2,626
Monolithic Power Systems  46,500 22,537
ON Semiconductor (1) 174,700 7,996
Silicon Laboratories (1) 16,900 2,369
Skyworks Solutions  52,800 8,700
Teradyne  118,300 12,915
130,569
Software 19.5%
Anaplan (1) 137,931 8,399
ANSYS (1) 27,600 9,396
Aspen Technology (1) 43,440 5,334
Avalara (1) 63,600 11,115

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Bentley Systems, Class B  55,857 3,387
Bill.com Holdings (1) 63,700 17,005
Black Knight (1) 90,287 6,501
Cadence Design Systems (1) 187,395 28,379
Canva, Acquisition Date: 8/16/21, Cost $685 (1)(3)(4) 402 685
CCC Intelligent Solutions Holdings (1) 77,629 816
Ceridian HCM Holding (1) 81,929 9,227
Citrix Systems  35,000 3,758
Confluent, Class A (1) 29,752 1,775
Coupa Software (1) 55,701 12,209
Crowdstrike Holdings, Class A (1) 87,313 21,460
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $835 (1)(3)
(4) 17,387 3,833
Datadog, Class A (1) 148,446 20,983
DocuSign (1) 118,197 30,427
DoubleVerify Holdings (1)(2) 99,875 3,412
Dynatrace (1) 60,573 4,299
Five9 (1) 46,776 7,472
Fortinet (1) 106,154 31,001
Gitlab, Class B, Acquisition Date: 12/15/20, Cost $2,183 (1)(4) 54,167 2,167
Guidewire Software (1) 18,800 2,235
HubSpot (1) 33,226 22,464
Manhattan Associates (1) 50,575 7,740
Monday.com (1) 5,214 1,701
nCino (1) 110,645 7,859
Palo Alto Networks (1) 57,100 27,351
Paycom Software (1) 45,300 22,457
Paycor HCM (1) 82,800 2,911
Paylocity Holding (1) 40,700 11,412
Procore Technologies (1) 9,514 850
Procore Technologies, Acquisition Date: 7/15/20 - 5/20/21,
Cost $958 (1)(4) 16,756 1,422
PTC (1) 93,734 11,228
Qualtrics International, Class A (1) 106,908 4,569
RingCentral, Class A (1) 50,061 10,888
SentinelOne, Class A (1)(2) 98,827 5,294
Smartsheet, Class A (1) 88,300 6,077
Snyk, Acquisition Date: 9/3/21, Cost $1,690 (1)(3)(4) 117,787 1,690
Splunk (1) 40,300 5,832
SS&C Technologies Holdings  70,200 4,872
Synopsys (1) 73,400 21,977
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (1)(3)(4) 48,005 547
Trade Desk, Class A (1) 307,400 21,610
Tyler Technologies (1) 27,294 12,518
UiPath, Class A (1) 115,671 6,085
Workiva (1) 26,500 3,735

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Zendesk (1) 56,500 6,576
474,940
Total Information Technology 834,402
MATERIALS 2.3%
Chemicals 0.9%
Albemarle  16,400 3,591
CF Industries Holdings  47,700 2,663
PPG Industries  69,600 9,953
RPM International  76,173 5,915
22,122
Construction Materials 0.2%
Vulcan Materials  36,600 6,191
6,191
Containers & Packaging 0.9%
Ardagh Metal Packaging (1) 279,835 2,787
Avery Dennison  29,600 6,134
Ball  95,400 8,583
Sealed Air  64,046 3,509
21,013
Metals & Mining 0.3%
Kirkland Lake Gold (2) 62,100 2,583
Steel Dynamics  66,200 3,871
6,454
Total Materials 55,780
REAL ESTATE 1.3%
Equity Real Estate Investment Trusts 1.2%
Alexandria Real Estate Equities, REIT  25,100 4,796
CubeSmart, REIT  196,500 9,520
Equity LifeStyle Properties, REIT  143,400 11,200
SBA Communications, REIT  14,400 4,760
30,276
Real Estate Management & Development 0.1%
eXp World Holdings  51,300 2,040
WeWork, Class A, Acquisition Date: 5/26/15, Cost $38 (1)(4) 2,658 20
2,060
Total Real Estate 32,336
Total Common Stocks (Cost $1,477,823) 2,411,072

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 1.0%
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $1,627 (1)(3)(4) 200,815 1,627
Total Health Care 1,627
INFORMATION TECHNOLOGY 0.9%
Software 0.9%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $1,552 (1)
(3)(4) 36,149 7,969
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775 (1)(3)(4) 4,367 963
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225 (1)
(3)(4) 10,094 2,225
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174 (1)
(3)(4) 79,458 2,174
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (1)(3)(4) 49,017 3,158
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,816 (1)(3)(4) 196,313 2,816
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985 (1)(3)(4) 198,465 2,261
Total Information Technology 21,566
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Series D-1, Acquisition Date: 12/9/14, Cost $315 (1)(4) 18,959 141
WeWork, Series D-2, Acquisition Date: 12/9/14, Cost $248 (1)(4) 14,896 111
Total Real Estate 252
Total Convertible Preferred Stocks (Cost $15,646) 23,445
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.05% (5)(6) 891,836 892
Total Short-Term Investments (Cost $892) 892

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.2%
Short-Term Funds 1.2%
T. Rowe Price Short-Term Fund, 0.07% (5)(6) 2,810,375 28,104
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 28,104
Total Securities Lending Collateral (Cost $28,104) 28,104
Total Investments in Securities 101.2%
(Cost $1,522,465) $ 2,463,513
Other Assets Less Liabilities (1.2)% (28,698)
Net Assets 100.0% $ 2,434,815
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $36,090 and represents 1.5% of net assets.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Diversified Mid-Cap Growth Fund

ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 521  ¤  ¤ $ 892
T. Rowe Price Short-Term Fund,
0.07% 49,590  ¤  ¤ 28,104
Total $ 28,996^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,996.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Diversified Mid-Cap Growth Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2021, totaled $9,165,000 for the period ended
September 30, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,398,427  $ 3,609  $ 9,036  $ 2,411,072
Convertible Preferred
Stocks —  252  23,193  23,445
Short-Term Investments 892  —  —  892
Securities Lending
Collateral 28,104  —  —  28,104
Total $ 2,427,423  $ 3,861  $ 32,229  $ 2,463,513

T. ROWE PRICE Diversified Mid-Cap Growth Fund

F149-054Q3 09/21
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
9/30/21
Investment in
Securities
Common
Stocks $ 7,269  $ 2,425  $ 2,597  $ (1,088) $ (2,167) $ 9,036
Convertible
Preferred
Stocks 10,243  5,021  9,616  (1,687) —  23,193
Total $ 17,512  $ 7,446  $ 12,213  $ (2,775) $ (2,167) $ 32,229